VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.2%
Financial Services : 100.2%
Ares Capital Corp. 11,801,345 $ 247,120,164
Bain Capital Specialty Finance,
Inc. † 1,018,538 17,070,697
Barings BDC, Inc. 2,107,532 21,159,621
BlackRock TCP Capital Corp. † 1,956,940 20,684,856
Blackstone Secured Lending
Fund † 3,178,248 97,445,084
Blue Owl Capital Corp. † 7,035,445 109,190,106
Capital Southwest Corp. † 1,048,401 26,912,454
Carlyle Secured Lending, Inc. † 1,161,369 20,509,777
CION Investment Corp. 1,224,702 15,014,846
Fidus Investment Corp. † 721,437 14,118,522
FS KKR Capital Corp. † 5,378,453 108,913,673
Gladstone Investment Corp. † 838,845 11,760,607
Goldman Sachs BDC, Inc. 2,411,899 36,154,366
Golub Capital BDC, Inc. † 3,445,624 52,649,135
Hercules Capital, Inc. † 2,758,580 59,474,985
Main Street Capital Corp. † 1,117,838 57,210,949
MidCap Financial Investment
Corp. † 2,142,323 30,420,987
Morgan Stanley Direct Lending
Fund † 1,819,325 37,114,230
New Mountain Finance Corp. † 2,041,350 25,312,740
Number
of Shares Value
Financial Services (continued)
Oaktree Specialty Lending
Corp. 1,861,023 $ 33,554,245
PennantPark Floating Rate
Capital Ltd. † 1,449,375 16,218,506
Prospect Capital Corp. † 7,068,140 38,450,682
Sixth Street Specialty Lending,
Inc. 2,119,968 44,243,732
SLR Investment Corp. 910,546 14,259,150
Trinity Capital, Inc. 1,131,268 16,527,825
TriplePoint Venture Growth
BDC Corp. † 865,300 7,640,599
Underline
Total Common Stocks
(Cost: $1,129,515,510) 1,179,132,538
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.6%
Money Market Fund: 6.6%
(Cost: $77,945,220)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 77,945,220 77,945,220
Total Investments: 106.8%
(Cost: $1,207,460,730) 1,257,077,758
Liabilities in excess of other assets: (6.8)% (79,528,704)
NET ASSETS: 100.0% $ 1,177,549,054
† Security fully or partially on loan. Total market value of securities on loan is $107,445,143.